Consolidated Income Statements of Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Revenue
Drone as a Service	$ 10,105,734	$ 0
Software as a Service	2,806,988	1,963,605
Total Revenue	12,912,722	1,963,605
Expenses
Amortization and depreciation	2,181,760	281,749
Programming and support fees	4,273,514	222,010
Sales and marketing	6,646,240	1,191,961
Professional fees	1,522,805	697,393
Wages and benefits	13,421,833	597,212
Stock-based compensation	2,888,503	521,547
Stock issued for services	319,982	817,772
General, administrative, and other	6,981,112	648,207
Total Operating Expenses	38,235,749	4,977,851
Net Operating (Loss)	(25,323,027)	(3,014,246)
Other (Expenses) and Income
Finance expenses	(19,877,279)	(1,446,748)
Interest income	88,426	27,348
Foreign currency exchange (loss)/gain	32,948	(48,105)
Unrealized loss on marketable securities	(139,142)	0
Net (Loss) before Comprehensive (Loss)	(45,218,074)	(4,481,751)
Other Comprehensive Items
Foreign currency translation reserve	(1,003,783)	433,848
Comprehensive (Loss)	$ (46,221,857)	$ (4,047,903)